Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets And Liabilities [Abstract]
Schedule of Other Assets	Other assets

	Note	12/31/2025	12/31/2024
Financial		167,121	138,325
At amortized cost		164,029	136,713
Receivables from credit card issuers		109,769	82,014
Deposits in guarantee - Contingent liabilities, provisions and legal obligations	29d	13,497	13,662
Trading and intermediation of securities		24,037	24,152
Income receivable		4,397	4,080
Operations without credit granting characteristics, net of provisions		11,895	9,759
Net amount receivables from reimbursement of provisions	29c	387	358
Deposits in guarantee of fund raisings abroad		47	40
Foreign exchange portfolio		-	2,648
At fair value through profit or loss		3,092	1,612
Other financial assets		3,092	1,612
Non-financial (1)		21,625	24,994
Sundry foreign		770	4,524
Prepaid expenses		7,133	8,503
Sundry domestic		3,887	4,028
Assets of post-employment benefit plans	26e	256	301
Other non-financial assets		2,590	2,345
Other		6,989	5,293
Current		169,438	144,380
Non-current		19,308	18,939
1) For better presentation and comparability, comparative balances have been reclassified according to current criteria.
Schedule of Other Liabilities	Other liabilities

	Note	12/31/2025	12/31/2024
Financial		243,077	192,951
At amortized cost		241,448	192,407
Credit card operations		185,717	164,872
Trading and intermediation of securities		37,381	18,636
Lease liabilities		3,275	3,681
Other		15,075	5,218
At fair value through profit or loss		1,629	544
Other financial liabilities		1,629	544
Non-financial		44,346	55,759
Funds in transit		11,417	25,124
Charging and collection of taxes and similar		680	398
Social and statutory		12,221	12,487
Deferred income		2,428	1,258
Sundry domestic		5,892	5,076
Personnel provision		2,892	2,731
Provision for sundry payments		2,572	2,260
Obligations on official agreements and rendering of payment services		2,455	2,433
Liabilities from post-employment benefit plans	26e	2,273	2,361
Other		1,516	1,631
Current		276,696	237,767
Non-current		10,727	10,943